OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

June 22, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:
Registration Statement on Form N-14 for Oppenheimer Portfolio Series, on behalf of Active Allocation Fund; Proxy Materials for Oppenheimer Transition 2030 Fund, Transition 2040 Fund and Transition 2050 Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Portfolio Series: Active Allocation Fund (the "Registrant"), a series of Oppenheimer Portfolio Series, an open-end investment company.  The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer Transition 2030 Fund, Oppenheimer Transition 2040 Fund and Oppenheimer Transition 2050 Fund (“Oppenheimer Transition Funds”), also an open-end investment company.  The Registrant and Transition Funds have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on July 23, 2012. The mailing of the Combined Prospectus and Proxy Statement to shareholders is expected to commence on or around July 27, 2012.

In accordance with the general instructions to Form N-14, the Proxy Statement which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Thank you for your assistance.

Very truly yours,

/s/ Emily Ast
--------------------------------
Emily Ast
Assistant Vice President and Assistant Counsel
Tel.: 212.323.5086
Fax: 212.323.4070
east@oppenheimerfunds.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Taylor V. Edwards